Average Annual Total Returns - DWS Core Equity Fund	Class A before tax Class Inception	Class A before tax 1 Year	Class A before tax 5 Years	Class A before tax 10 Years	Class A After tax on distributions 1 Year	Class A After tax on distributions 5 Years	Class A After tax on distributions 10 Years	Class A After tax on distributions and sale of fund shares 1 Year	Class A After tax on distributions and sale of fund shares 5 Years	Class A After tax on distributions and sale of fund shares 10 Years	Class T before tax Class Inception	Class T before tax 1 Year	Class T before tax 5 Years	Class T before tax 10 Years	Class C before tax Class Inception	Class C before tax 1 Year	Class C before tax 5 Years	Class C before tax 10 Years	Class R before tax Class Inception	Class R before tax 1 Year	Class R before tax 5 Years	Class R before tax 10 Years	INST Class before tax Class Inception	INST Class before tax 1 Year	INST Class before tax 5 Years	INST Class before tax 10 Years	Class S before tax Class Inception	Class S before tax 1 Year	Class S before tax 5 Years	Class S before tax 10 Years	Class S Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class S Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class S Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	Aug. 02, 1999	9.05%	12.17%	12.53%	7.99%	10.37%	10.86%	7.12%	9.47%	9.96%	Jun. 05, 2017	12.88%	12.94%	12.90%	Dec. 29, 2000	14.87%	12.64%	12.33%	May 01, 2012	15.29%	13.06%	12.71%	Aug. 19, 2002	16.00%	13.83%	13.58%	May 31, 1929	16.01%	13.82%	13.52%	20.96%	15.60%	14.01%